Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		28.72%	33.42%	3.56%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent		32.81%	33.72%	3.27%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		35.10%	34.71%	4.07%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent		33.81%	33.72%	3.27%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent		35.31%	34.98%	4.32%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent		22.99%	40.21%	5.47%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent		39.53%	33.60%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent		22.99%	40.21%	5.47%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent		39.53%	33.60%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent		22.99%	40.21%	5.47%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent		39.53%	33.60%